SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Abstract [Abstract]
Disclosure of principal subsidiaries, their jurisdiction, and the company's percentage ownership share
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of Incorporation	Ownership percentage
Lion Holding USA Inc.	Delaware	100%
Northern Genesis Acquisition Corp.	Delaware	100%
The Lion Electric Co USA Inc.	Delaware	100%
Lion Electric Manufacturing USA Inc.	Delaware	100%

Disclosure of changes in classification and presentation
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change, and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Prepaid expenses and other current assets	5,440,461	(793,298)	4,647,163
Other non-current assets	—	793,298	793,298
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Current portion of lease liabilities	7,728,923	(3,037,579)	4,691,344
Lease liabilities	54,480,394	3,037,579	57,517,973

Disclosure of estimated useful lives of property, plant and equipment
Property, plant and equipment, less their estimated residual values, are depreciated over their estimated useful lives using the straight-line method. The following estimated useful lives are applied:

Leasehold improvements	Earlier of useful life or remaining lease term
Machinery and equipment	7,000 units or 5 years
Rolling stock	5 years
Computer equipment	5 years
Furniture and office equipment	10 years
Production moulds	1,250 units
Master patterns and templates	7,000 units
Prototypes	3 years

Disclosure of subsequent measurement of finite-live intangible assets	The following estimated useful lives are applied:

Software	5 years
Development costs	7,000 units